TAXATION	12 Months Ended
Sep. 30, 2013
TAXATION
18.	TAXATION

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

The United States

DL Education was established in the United States and is inactive in the year ended September 30, 2012 and 2013. Therefore there is no income that is subject to the U.S. federal income taxes and state income taxes.

Hong Kong

CDEL Hong Kong and Pencil have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.

China

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, which took effect on January 1, 2008, has applied a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.

In 2008, Beijing Champion and Champion Technology qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion is subject to the tax rate of 15% from 2008 through 2010. Champion Technology is subject to the tax rate of 7.5% for 2008 through 2009 and 15% for 2010.

In October 2011, Beijing Champion and Champion Technology renewed the HNTE qualification, and therefore, were continually entitled to the preferential income tax rate of 15% in years 2011 through 2013.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. CDEL Hong Kong’s deferred tax liabilities related to potential withholding tax were US$634 and US$905 as of September 30, 2012 and 2013, respectively, on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008. And the related income tax expenses were nil, US$634 and US$271 for the years ended September 30, 2011, 2012 and 2013, respectively.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ tax years from 2008 to 2012 remain subject to examination by the tax authorities.

Income before income taxes from continuing operations consisted of:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Non - PRC	(6,873)	(1,252)	(2,003)
PRC	7,039	11,825	19,364

	166	10,573	17,361

The current and deferred components of the income tax benefit/(expense) from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Current tax expense	1,948	2,074	3,107
Deferred tax (benefit)/expense	(977)	526	690

	971	2,600	3,797

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Income before taxes	166	10,573	17,361

Income tax expense (benefit) computed a applicable tax rates of 25%	42	2,643	4,340
Effect of different tax rates indifferent jurisdictions	1,667	255	440
Non-deductible expenses	260	59	75
Effect of tax holidays	(860)	(1,037)	(1,740)
Effect of valuation allowances	(138)	51	194
Effect of tax rate changes	—	—	237
Withholding tax on undistributed earnings	—	629	251

	971	2,600	3,797

Effective income tax rate	584.94%	24.59%	21.87%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

The aggregate amount of tax holidays	860	1,037	1,740

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2012	2013
	US$	US$

Current deferred tax assets
Payroll payable	291	409
Accrued expenses	524	585
Allowance for doubtful accounts	592	518
Net operating loss carry-forwards	449	289
Total current deferred tax assets	1,856	1,801
Less: valuation allowance	—	(50)

Current deferred tax assets, net	1,856	1,751

Non-current deferred tax assets
Intangible assets	87	48
Property, plant and equipment	146	148
Net operating loss carry-forwards	522	372

Total non-current deferred tax assets	755	568
Less: valuation allowance	(117)	(262)

Non-current deferred tax assets, net	638	306

Non-current deferred tax liabilities
Intangible assets	136	78
Withholding tax on undistributed earnings	634	905

Total non-current deferred tax liabilities	770	983

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

As a result of the Group’s assessment of its tax positions, the unrecognized tax benefit related to transfer price position prior to the year 2009 was recorded at US$170, US$173 and US$177 as of September 30, 2011, 2012 and 2013, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits

Balance - September 30, 2011	170
Foreign currency adjustment	3

Balance - September 30, 2012	173
Foreign currency adjustment	4

Balance - September 30, 2013	177

The unrecognized tax benefits would impact the effective tax rate, if recognized in connection with the normal tax return preparation. The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2013.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.